Common Shareholders' Equity (Table)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Common shareholders' equity

Pursuant to certain employee and non-employee benefit plans, U.S. Cellular reissued the following Treasury Shares:

Year Ended December 31,	2017	2016	2015
(Shares in millions)
Treasury Shares Reissued	–	1	–